Exchangeable Securities (Details) - CAD ($) $ in Millions				1 Months Ended	12 Months Ended
	May 25, 2019	May 01, 2019	Mar. 25, 2019	Oct. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Proceeds on sale of Wintering Hills facility and Solomon disposition (Note 4)					$ 0	$ 2	$ 478
Notes and debentures issued					350
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued					$ 326
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Interest rate		7.00%			7.00%
Brookfield Renewable Partners | Investment Agreement
Disclosure of detailed information about borrowings [line items]
Proceeds on sale of Wintering Hills facility and Solomon disposition (Note 4)	$ 750		$ 750
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities		$ 350		$ 400